UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tremblant Capital Group

Address:  767 Fifth Avenue
          New York, New York 10153


13F File Number: 028-11746

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Sylva S. Hsieh
Title:  Assistant Compliance Officer
Phone:  646-483-0473


Signature, Place and Date of Signing:

 /s/ Sylva S. Hsieh               New York, New York              May 15, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      97

Form 13F Information Table Value Total:   $ 3,947,631
                                    (thousands)


List of Other Included Managers:  None


                                                TREMBLANT CAPITAL GROUP
                                                     SEC Form 13-F
                                                     March 31, 2007


COLUMN 1                       COLUMN  2        COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8

                                                             VALUE    SHRS OR   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT   PRN  CALL  DISCRETION  MGRS    SOLE      SHARED NONE
--------------                 --------------   -----       --------  -------   ---  ----  ----------  ----    ----      ------ ----
ADVANCED MEDICAL OPTICS INC    COM               00763M108    69,969   1,880,899 SH          SOLE       NONE    1,880,899 0      0
ADVANCED MEDICAL OPTICS INC    COM               00763M108    38,372   1,031,500      CALL   SOLE       NONE    1,031,500 0      0
AIRCASTLE LTD                  COM               G0129K104     8,518     240,745 SH          SOLE       NONE      240,745 0      0
AIRCASTLE LTD                  COM               G0129K104    13,225     373,800      CALL   SOLE       NONE      373,800 0      0
ALCON INC                      COM SHS           H01301102    41,003     311,052 SH          SOLE       NONE      311,052 0      0
ALLTEL CORP                    COM               020039103     2,174      35,072 SH          SOLE       NONE       35,072 0      0
AMERICA MOVIL SAB DE C V       SPON ADR L SHS    02364W105   124,498   2,605,111 SH          SOLE       NONE    2,605,111 0      0
AMERICA MOVIL SAB DE C V       SPON ADR L SHS    02364W105    47,790   1,000,000      PUT    SOLE       NONE    1,000,000 0      0
AMERICA MOVIL SAB DE C V       SPON ADR L SHS    02364W105     5,735     120,000      CALL   SOLE       NONE      120,000 0      0
AMERICAN COMMERCIAL LINES      COM NEW           025195207    80,639   2,564,028 SH          SOLE       NONE    2,564,028 0      0
AMERICAN COMMERCIAL LINES      COM NEW           025195207     5,755     183,000      CALL   SOLE       NONE      183,000 0      0
AMERICAN TOWER CORP            CL A              029912201    37,239     956,060 SH          SOLE       NONE      956,060 0      0
ANADIGICS INC                  COM               032515108       887      75,000 SH          SOLE       NONE       75,000 0      0
APPLE INC                      COM               037833100   221,678   2,385,941 SH          SOLE       NONE    2,385,941 0      0
BED BATH & BEYOND INC          COM               075896100    40,178   1,000,188 SH          SOLE       NONE    1,000,188 0      0
BURLINGTON NORTHN SANTA FE C   COM               12189T104    21,678     269,528 SH          SOLE       NONE      269,528 0      0
CANADIAN NAT RES LTD           COM               136385101    67,021   1,214,367 SH          SOLE       NONE    1,214,367 0      0
CENTRAL EUROPEAN MEDIA ENTRP   CL A NEW          G20045202     1,819      20,560 SH          SOLE       NONE       20,560 0      0
CHARTER COMMUNICATIONS INC D   CL A              16117M107     2,690     964,207 SH          SOLE       NONE      964,207 0      0
CHICOS FAS INC                 COM               168615102    29,586   1,211,062 SH          SOLE       NONE    1,211,062 0      0
CHIPOTLE MEXICAN GRILL INC     CL B              169656204    50,643     882,287 SH          SOLE       NONE      882,287 0      0
CIENA CORP                     COM NEW           171779309     9,661     345,656 SH          SOLE       NONE      345,656 0      0
COGENT COMM GROUP INC          COM NEW           19239V302    29,135   1,232,948 SH          SOLE       NONE    1,232,948 0      0
COMMSCOPE INC                  COM               203372107     1,591      37,094 SH          SOLE       NONE       37,094 0      0
CORNING INC                    COM               219350105   150,666   6,625,581 SH          SOLE       NONE    6,625,581 0      0
CORNING INC                    COM               219350105    99,030   4,354,900      CALL   SOLE       NONE    4,354,900 0      0
COSTCO WHSL CORP NEW           COM               22160K105    39,937     741,777 SH          SOLE       NONE      741,777 0      0
COVANCE INC                    COM               222816100    37,650     634,486 SH          SOLE       NONE      634,486 0      0
CSX CORP                       COM               126408103    14,477     361,468 SH          SOLE       NONE      361,468 0      0
CVS CORP                       COM               126650100   103,300   3,025,784 SH          SOLE       NONE    3,025,784 0      0
DADE BEHRING HLDGS INC         COM               23342J206    46,634   1,063,480 SH          SOLE       NONE    1,063,480 0      0
DELTA FINANCIAL CORP           COM               247918105     4,266     515,811 SH          SOLE       NONE      515,811 0      0
DIGITAL RLTY TR INC            COM               253868103    73,606   1,844,757 SH          SOLE       NONE    1,844,757 0      0
ECLIPSYS CORP                  COM               278856109    54,547   2,830,667 SH          SOLE       NONE    2,830,667 0      0
ECLIPSYS CORP                  COM               278856109     4,201     218,000      CALL   SOLE       NONE      218,000 0      0
FOCUS MEDIA HLDG LTD           SPONSORED ADR     34415V109    42,400     540,398 SH          SOLE       NONE      540,398 0      0
FORCE PROTECTION INC           COM NEW           345203202    21,742   1,158,980 SH          SOLE       NONE    1,158,980 0      0
FOSTER WHEELER LTD             SHS NEW           G36535139    11,478     196,571 SH          SOLE       NONE      196,571 0      0
GILDAN ACTIVEWEAR INC          COM               375916103    11,566     196,537 SH          SOLE       NONE      196,537 0      0
GLOBAL CROSSING LTD            SHS NEW           G3921A175       349      12,685 SH          SOLE       NONE       12,685 0      0
GOOGLE INC                     CL A              38259P508   165,490     361,205 SH          SOLE       NONE      361,205 0      0
GRUPO TELEVISA SA DE CV        SP ADR REP ORD    40049J206    40,758   1,367,722 SH          SOLE       NONE    1,367,722 0      0
INPHONIC INC                   COM               45772G105     2,180     200,000      CALL   SOLE       NONE      200,000 0      0
INVITROGEN CORP                COM               46185R100    65,161   1,023,732 SH          SOLE       NONE    1,023,732 0      0
IRIDEX CORP                    COM               462684101     2,317     263,240 SH          SOLE       NONE      263,240 0      0
ISHARES TR                     FTSE XNHUA IDX    464287184    10,243     100,000      PUT    SOLE       NONE      100,000 0      0
LAS VEGAS SANDS CORP           COM               517834107     4,596      53,069 SH          SOLE       NONE       53,069 0      0
LAS VEGAS SANDS CORP           COM               517834107     5,197      60,000      CALL   SOLE       NONE       60,000 0      0
LCA-VISION INC                 COM PAR $.001     501803308    67,105   1,629,167 SH          SOLE       NONE    1,629,167 0      0
LEAP WIRELESS INTL INC         COM NEW           521863308    60,780     921,194 SH          SOLE       NONE      921,194 0      0
LIMITED BRANDS INC             COM               532716107    20,944     803,697 SH          SOLE       NONE      803,697 0      0
LJ INTL INC                    ORD               G55312105     2,940     289,331 SH          SOLE       NONE      289,331 0      0
LJ INTL INC                    ORD               G55312105     2,540     250,000      CALL   SOLE       NONE      250,000 0      0
LOWES COS INC                  COM               548661107    30,314     962,649 SH          SOLE       NONE      962,649 0      0
MARVEL ENTERTAINMENT INC       COM               57383T103     4,117     148,357 SH          SOLE       NONE      148,357 0      0
MELCO PBL ENTMNT LTD           ADR               585464100     7,679     475,752 SH          SOLE       NONE      475,752 0      0
MILLICOM INTL CELLULAR S A     SHS NEW           L6388F110     5,070      64,697 SH          SOLE       NONE       64,697 0      0
MONSANTO CO NEW                COM               61166W101    23,369     425,200      PUT    SOLE       NONE      425,200 0      0
NASDAQ 100 TR                  UNIT SER 1        631100104    23,027     529,000      PUT    SOLE       NONE      529,000 0      0
NAVISITE INC                   COM NEW           63935M208     6,012     998,656 SH          SOLE       NONE      998,656 0      0
NII HLDGS INC                  CL B NEW          62913F201    50,326     678,426 SH          SOLE       NONE      678,426 0      0
NORFOLK SOUTHERN CORP          COM               655844108    10,009     197,809 SH          SOLE       NONE      197,809 0      0
NTELOS HLDGS CORP              COM               67020Q107    13,377     696,002 SH          SOLE       NONE      696,002 0      0
NUANCE COMMUNICATIONS INC      COM               67020Y100     1,378      90,015 SH          SOLE       NONE       90,015 0      0
NUTRI SYS INC NEW              COM               67069D108     7,068     134,862 SH          SOLE       NONE      134,862 0      0
NVR INC                        COM               62944T105    87,944     132,247 SH          SOLE       NONE      132,247 0      0
NYSE GROUP INC                 COM               62949W103   125,340   1,336,960 SH          SOLE       NONE    1,336,960 0      0
P T TELEKOMUNIKASI INDONESIA   SPONSORED ADR     715684106     6,471     150,000 SH          SOLE       NONE      150,000 0      0
PAETEC HOLDING CORP            COM               695459107    30,162   2,878,040 SH          SOLE       NONE    2,878,040 0      0
PAETEC HOLDING CORP            COM               695459107     2,002     191,000      CALL   SOLE       NONE      191,000 0      0
PALM INC NEW                   COM               696643105    24,093   1,328,900      PUT    SOLE       NONE    1,328,900 0      0
PF CHANGS CHINA BISTRO INC     COM               69333Y108     5,991     143,047 SH          SOLE       NONE      143,047 0      0
PGT INC                        COM               69336V101     7,552     629,300 SH          SOLE       NONE      629,300 0      0
PHARMACEUTICAL PROD DEV INC    COM               717124101    24,339     722,441 SH          SOLE       NONE      722,441 0      0
PHARMANET DEV GROUP INC        COM               717148100    18,178     699,152 SH          SOLE       NONE      699,152 0      0
QUALCOMM INC                   COM               747525103   181,454   4,253,493 SH          SOLE       NONE    4,253,493 0      0
QUALCOMM INC                   COM               747525103    69,233   1,622,900      CALL   SOLE       NONE    1,622,900 0      0
REDWOOD TR INC                 COM               758075402    27,597     528,885 SH          SOLE       NONE      528,885 0      0
RESEARCH IN MOTION LTD         COM               760975102   199,289   1,460,100      CALL   SOLE       NONE    1,460,100 0      0
RESEARCH IN MOTION LTD         COM               760975102   345,194   2,529,079 SH          SOLE       NONE    2,529,079 0      0
ROSS STORES INC                COM               778296103    12,775     371,369 SH          SOLE       NONE      371,369 0      0
RURAL CELLULAR CORP            CL A              781904107       912      76,276 SH          SOLE       NONE       76,276 0      0
RYLAND GROUP INC               COM               783764103   121,219   2,873,171 SH          SOLE       NONE    2,873,171 0      0
SBA COMMUNICATIONS CORP        COM               78388J106    33,513   1,134,105 SH          SOLE       NONE    1,134,105 0      0
SEAGATE TECHNOLOGY             SHS               G7945J104    35,445   1,521,256 SH          SOLE       NONE    1,521,256 0      0
SERVICE CORP INTL              COM               817565104     2,875     242,382 SH          SOLE       NONE      242,382 0      0
TURKCELL ILETISIM HIZMETLERI   SPON ADR NEW      900111204    12,658     955,347 SH          SOLE       NONE      955,347 0      0
UBS AG                         SHS NEW           H89231338    85,997   1,447,029 SH          SOLE       NONE    1,447,029 0      0
UNION PAC CORP                 COM               907818108    22,397     220,556 SH          SOLE       NONE      220,556 0      0
UNITEDHEALTH GROUP INC         COM               91324P102    20,182     381,000 SH          SOLE       NONE      381,000 0      0
VIRGIN MEDIA INC               COM               92769L101     4,782     189,399 SH          SOLE       NONE      189,399 0      0
WAL MART STORES INC            COM               931142103    81,579   1,737,579 SH          SOLE       NONE    1,737,579 0      0
WARNER CHILCOTT LIMITED        COM CL A          G9435N108     2,694     181,888 SH          SOLE       NONE      181,888 0      0
WILLBROS GROUP INC             COM               969199108    19,122     848,356 SH          SOLE       NONE      848,356 0      0
WORLD FUEL SVCS CORP           COM               981475106     9,820     212,275 SH          SOLE       NONE      212,275 0      0
WYNN RESORTS LTD               COM               983134107     3,273      34,499 SH          SOLE       NONE       34,499 0      0
YAHOO INC                      COM               984332106    24,222     774,100      CALL   SOLE       NONE      774,100 0      0



SK 03338 0003 771529